PP&E (Details) - ARS ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
PP&E
PP&E	$ 5,998,155	$ 5,281,751
Gross carrying value
PP&E
PP&E	6,056,153	5,337,858	$ 5,439,145	$ 6,098,937
Materials | Impairment allowance
PP&E
PP&E	(41,675)	(39,346)	(49,221)	(58,412)
Others PP&E | Impairment allowance
PP&E
PP&E	$ (16,323)	$ (16,761)	$ (5,162)	$ (6,585)